GOF SA2 06/23

SUPPLEMENT DATED JUNE 12, 2023

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin Fund Allocator Series

Franklin Global Allocation Fund

Franklin Emerging Market Core Equity (IU) Fund

Franklin Strategic Series

Franklin Templeton SMACS – Series E

Franklin Templeton SMACS – Series I

Templeton Funds

Templeton International Climate Change Fund

The Statement of Additional Information of each fund is amended as follows:

I. All references to “The Bank of New York Mellon” under the heading “Policies and Procedures Regarding the Release of Portfolio Holdings” are replaced with “JPMorgan Chase Bank.”

II. In the “Custodian” section under “Management and Other Services,” all references to “The Bank of New York Mellon” are replaced with “JPMorgan Chase Bank,” and the reference to the address of Bank of New York Mellon’s principal office is replaced with “270 Park Avenue, New York, NY 10017-2070,” the address of JPMorgan Chase Bank.

Please keep this supplement with your SAI for future reference.